SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	$ 37,379	$ 32,927
Written down	(687)	(1,485)
Total inventories	36,692	31,442
Inventories recognised as an expense in cost of sales	$ 22,115	$ 30,049	$ 20,098